Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash		$ 51,000		$ 51,000
Generated losses total		(8,495,536)		(8,495,536)		$ (3,923,677)	$ (3,216,219)
Federal depository insurance coverage		250,000		$ 250,000		$ 250,000
Percentage of carrying value of intangible assets				50.00%		50.00%
R&D costs		0	$ 0	$ 0	$ 0	$ 0	0
Share-based compensation				1,990,366	100,000		1,400
Warrant liabilities		21,200		$ 21,200
Warrants exercise price per share (in Dollars per share)				$ 0.04
Redemption trigger price (in Dollars per share)				$ 5.01
Fair value of warrants		(41,022)		$ (1,325)
Converted shares (in Shares)				1		405,250
Prepaid expenses		$ 103,750		$ 103,750		$ 3,840	$ 3,667
Business Combination [Member]
Summary of Significant Accounting Policies [Line Items]
Business combination value	$ 96,200
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants exercise price per share (in Dollars per share)				$ 3.49
Series D Preferred Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants exercised (in Shares)		130,000		130,000
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Converted shares (in Shares)						40,525,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares issued (in Shares)						851,400
Aggregate shares of common stock (in Shares)						41,376,400